Share-based payments - Expense and weighted average narrative (Detail) - Details expense and weighted average [domain member]	12 Months Ended
	Dec. 31, 2020 EUR (€) € / shares	Dec. 31, 2019 EUR (€) € / shares	Dec. 31, 2018 EUR (€) € / shares
Details expense and weighted average [line items]
Expense for equity-settled share-based payment Materialise	€ 101,753	€ 401,000	€ 640,000
Expense for cash-settled shared-based payment Materialise	€ 1,241,775	€ (11,000)	€ 435,000
Weighted-average remaining estimated life	4	5	6
Weighted-average fair value of warrants outstanding | € / shares	€ 3	€ 4	€ 6
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement at end of period | € / shares	€ 8	€ 8	€ 8
Cash settled liability share options granted	€ 1,223,000	€ 574,000	€ 786,000
Intrinsic-value cash-settled warrants	€ 446,976	€ 120,070	€ 140,521